Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.44%	5.34%	4.08%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	6.32%	5.09%	3.59%
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Average Annual Return, Percent	6.50%	5.35%	3.89%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.40%	5.35%	3.91%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.11%	6.08%	4.59%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.86%	5.80%	4.31%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.32%	5.09%	3.59%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	7.50%	5.35%	3.89%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	8.70%	6.33%	5.43%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	8.70%	6.33%	5.43%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	8.70%	6.33%	5.43%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	8.70%	6.33%	5.43%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	8.70%	6.33%	5.43%